Equity Method Investments and Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2013
Equity Method Investments And Related Party Transactions [Abstract]
Schedule of Equity Method Investments [Table Text Block]
Our equity method investments and ownership percentages as of June 30, 2013, were as follows:

Dollars in thousands	Equity Investment	Ownership Percentage
Redbox Instant by Verizon	$25,210	35%
Other equity investments	11,275	10% - 23%
Equity method investments	$36,485

Schedule Of Income Loss From Equity Method Investments [Table Text Block]
Income from equity method investments within our Consolidated Statements of Comprehensive Income is composed of the following:

	Three Months Ended June 30,		Six Months Ended June 30,
Dollars in thousands	2013	2012	2013	2012
Trademark gain	$—	$—	$—	$19,500
Proportionate share of net loss of equity method investees:
Redbox Instant by Verizon	(7,575)	(4,001)	(13,397)	(7,258)
Other	(1,435)	(675)	(2,019)	(1,096)
Total proportionate share of net loss of equity method investees	(9,010)	(4,676)	(15,416)	(8,354)
Amortization of difference in carrying amount and underlying equity in Redbox Instant by Verizon	(619)	(368)	(1,238)	(1,031)
Total income (loss) from equity method investments	$(9,629)	$(5,044)	$(16,654)	$10,115